Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Summary of net income (loss) and comprehensive income
	December 31, 2022	December 31, 2021
	$	$
Current tax expense	219,406	439,023
Deferred tax expense	1,248,495	1,742,936

Income tax expense	1,467,901	2,181,959

Summary of Provision for income taxes
	December 31, 2022	December 31, 2021
	$	$
Income (loss) before income taxes	1,796,080	(1,950,060)
Statutory tax rate	26.5%	26.5%

Expected income tax expense (recovery) based on statutory rate	476,000	(517,000)
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	164,000	264,000
Permanent differences	279,000	374,000
Change in benefit of tax assets not recognized	255,000	613,000
Royalty, stream and other interests	-	1,624,305
Other	293,901	(176,346)

Income tax expense	1,467,901	2,181,959

Summary of Deferred tax liabilities
	December 31, 2022	December 31, 2021
	$	$
Royalty, stream and other interests	(2,991,431)	(1,742,936)

Total	(2,991,431)	(1,742,936)

Summary of Unrecognized deferred tax assets
	December 31, 2022	December 31, 2021
	$	$
Non-capital losses – Canada	2,889,000	2,209,000
Net-capital losses – Australia	33,000	35,000
Financing costs	925,000	931,000
Other temporary differences	-	518,000

Total	3,847,000	3,693,000

Summary of Tax loss carryforwards
	December 31, 2022	December 31, 2021
	$	$
2038	-	31,000
2039	-	53,000
2040	88,000	581,000
2041	1,833,000	1,544,000
2042	3,168,000	-

Total	5,089,000	2,209,000